Transactions with non-controlling interests - Shanghai Pengai (Details) - Shanghai Pengai Aesthetic Medical Clinic Co., Ltd. - CNY (¥)			12 Months Ended
	May 30, 2022	Mar. 25, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Carrying amount of non-controlling interests acquired					¥ 92,000
Consideration paid for non-controlling interests		¥ (125,000)			(125,000)
Gain on acquisition within equity					¥ 217,000
Proportion of ownership interest held			80.00%	80.00%
Equity Interest Purchase
Equity interests disposed off (as a percent)		5.00%
Equity Interest Sale
Proportion of ownership interest held	5.00%
Equity interests disposed off (as a percent)		85.00%